Other Real Estate Acquired in Settlement of Loans - Foreclosure (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Real Estate Acquired in Settlement of Loans
Consumer mortgage loans in process of foreclosure	$ 287,000	$ 252,000